Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2020
Expenses by nature
Schedule of expenses by nature

EURm	2020	2019	2018
Continuing operations
Personnel expenses(1)	7 310	7 360	8 029
Cost of material	6 016	8 148	7 544
Project subcontracting and other customer contract expenses	4 887	4 003	3 782
Depreciation and amortization	1 132	1 660	1 455
IT services	343	362	491
Impairment charges	241	38	55
Other	1 188	1 496	1 533
Total operating expenses(2)	21 117	23 067	22 889

(1) The comparative amounts for 2019 and 2018 have been adjusted to reflect a revised amount of restructuring expenses. Refer to Note 9, Personnel expenses.

(2) In 2020, the Group reclassified certain items of income and expenses from other operating income and expenses to the functions. The comparative amounts for 2019 and 2018 have been recast accordingly. Refer to Note 2, Significant accounting policies.

Schedule of expenses

EURm	2020	2019	2018
Cost of sales	245	227	115
Research and development expenses	189	105	119
Selling, general and administrative expenses	67	117	77
Total restructuring charges	501	449	311

(1) Restructuring charges include defined benefit plan curtailment income and expenses